T. ROWE PRICE SMALL-CAP VALUE FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.5%
COMMUNICATION SERVICES 2.1%

Diversified Telecommunication Services 0.4%
GCI Liberty, Class A (1)	399,739	32,763
		32,763
Entertainment 0.1%
Cinemark Holdings (2)	496,500	4,965
		4,965
Media 1.6%
Boston Omaha, Class A (1)(3)	1,352,868	21,646
Cable One	55,000	103,699
Saga Communications, Class A (3)	411,696	8,184
Scholastic	536,400	11,259
		144,788
Total Communication Services		182,516
CONSUMER DISCRETIONARY 10.8%

Auto Components 1.7%
Dorman Products (1)	455,900	41,204
Horizon Global (1)(3)	3,427,390	19,708
LCI Industries	495,700	52,688
Strattec Security (3)	386,737	7,696
Visteon (1)	477,700	33,066
		154,362
Distributors 0.9%
Pool	231,400	77,413
		77,413
Diversified Consumer Services 0.9%
American Public Education (1)	540,360	15,233
Perdoceo Education (1)	1,749,291	21,411
Strategic Education	493,812	45,169
		81,813
Hotels, Restaurants & Leisure 1.8%
BJ's Restaurants	1,002,050	29,500

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Marriott Vacations Worldwide	413,666	37,565
Papa John's International	580,200	47,739
Planet Fitness, Class A (1)	356,700	21,980
Red Robin Gourmet Burgers (1)(2)	586,328	7,716
Wendy's	500,700	11,163
		155,663
Household Durables 1.4%
Cavco Industries (1)	346,600	62,495
Meritage Homes (1)	560,964	61,925
		124,420
Internet & Direct Marketing Retail 0.0%
Framebridge, EC, Acquisition Date: 5/19/20, Cost: $3,183
(1)(4)(5)	3,183,264	1,280
		1,280
Specialty Retail 3.1%
Aaron's	1,638,438	92,817
Express (1)(2)	1,218,861	743
Lumber Liquidators Holdings (1)(3)	2,177,505	48,014
Monro	681,800	27,661
Sportsman's Warehouse Holdings (1)(3)	4,038,568	57,792
Winmark (3)	249,447	42,950
		269,977
Textiles, Apparel & Luxury Goods 1.0%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $6,158
(1)(4)(5)	561,510	6,492
Culp	258,800	3,214
Hanesbrands	2,407,900	37,925
J. G. Boswell	2,919	1,592
On Holding, Acquisition Date: 2/25/20, Cost: $9,961 (CHF)
(1)(4)(5)	1,095	11,829
Steven Madden	1,598,362	31,168
		92,220
Total Consumer Discretionary		957,148

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 3.3%

Beverages 0.6%
Boston Beer, Class A (1)	27,747	24,510
Coca-Cola Consolidated	128,274	30,873
		55,383
Food & Staples Retailing 0.3%
Grocery Outlet Holding (1)	580,006	22,806
		22,806
Food Products 2.2%
Nomad Foods (1)	2,926,600	74,570
Post Holdings (1)	585,354	50,340
Simply Good Foods (1)	1,447,804	31,924
Utz Brands (2)	1,982,470	35,486
Utz Brands, Warrants, 11/26/23 (1)	663,856	4,342
		196,662
Household Products 0.1%
Oil-Dri (3)	347,600	12,434
		12,434
Personal Products 0.1%
BellRing Brands, Class A (1)	387,276	8,032
		8,032
Total Consumer Staples		295,317
ENERGY 4.0%

Energy Equipment & Services 1.7%
Aspen Aerogels (1)	426,613	4,671
Cactus, Class A	1,383,883	26,557
ChampionX (1)	2,662,400	21,273
Computer Modelling Group (CAD)	819,380	3,175
Dril-Quip (1)	578,000	14,311
Enerflex (CAD)	3,442,300	11,944
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost: $20,875 (1)(3)(4)(5)(6)	20,874,541	15,447
Frank's International (1)	4,333,838	6,674
Liberty Oilfield Services, Class A (2)	3,198,100	25,553

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
NexTier Oilfield Solutions (1)	6,159,802	11,396
Ranger Energy Services (1)(3)	1,036,520	2,705
SEACOR Holdings (1)	273,182	7,944
SEACOR Marine Holdings (1)	975,398	1,980
		153,630
Oil, Gas & Consumable Fuels 2.3%
Advantage Oil & Gas (CAD) (1)	6,225,400	8,182
Contango Oil & Gas (1)	3,721,880	4,987
Earthstone Energy, Class A (1)(2)	265,648	688
International Seaways	773,746	11,304
Kimbell Royalty Partners	1,788,278	10,926
Kosmos Energy (2)	2,395,042	2,337
Magnolia Oil & Gas, Class A (1)	3,474,023	17,961
Matador Resources (1)	2,266,660	18,723
Parsley Energy, Class A	1,434,644	13,428
Plains GP Holdings, Class A	1,842,452	11,220
REX American Resources (1)(3)	365,400	23,974
Seven Generations Energy, Class A (CAD) (1)	6,607,904	17,816
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost:
$1,314 (1)(4)(5)	435	1,674
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost: $26,302 (1)(4)(5)	7,197	27,694
WPX Energy (1)	5,608,100	27,480
		198,394
Total Energy		352,024
FINANCIALS 25.9%

Banks 13.3%
American Business Bank (1)(3)	364,459	8,273
Atlantic Capital Bancshares (1)	839,623	9,530
BankUnited	3,021,599	66,203
BOK Financial	380,989	19,625
Bridge Bancorp	532,165	9,276
Burke & Herbert Bank & Trust	9,486	15,628
Columbia Banking System	2,140,335	51,047
CrossFirst Bankshares (1)	1,217,854	10,583

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost: $2,923 (1)(4)(5)	292,336	1,535
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost: $1,436 (1)(4)(5)	143,582	754
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost: $- (1)(4)(5)	43,592	—
East West Bancorp	740,299	24,237
Farmers & Merchants Bank of Long Beach	2,638	16,086
FB Financial	1,373,880	34,512
First Bancshares	712,523	14,942
First Hawaiian	1,085,129	15,702
Glacier Bancorp	1,155,200	37,024
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $5,034 (1)(4)(5)	503,404	3,725
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost: $- (1)(4)(5)	100,220	277
HarborOne Bancorp (3)	3,626,073	29,262
Heritage Commerce	1,603,342	10,670
Heritage Financial	1,039,133	19,110
Home BancShares	5,608,096	85,019
Hope Bancorp	2,371,690	17,989
Howard Bancorp (1)(3)	1,294,000	11,620
Independent Bank, (MA)	373,451	19,561
Independent Bank Group	817,580	36,121
John Marshall Bancorp (1)(3)	992,556	10,620
Live Oak Bancshares (3)	2,113,786	53,542
National Bank Holdings, Class A (3)	1,766,859	46,380
Origin Bancorp	713,480	15,240
Pacific Premier Bancorp	1,177,500	23,715
Pinnacle Financial Partners	1,389,333	49,446
Popular	1,134,400	41,145
Preferred Bank (3)	888,758	28,547
Professional Holding, Class A (1)	544,046	7,296
Professional Holding, Series A, Acquisition Date: 8/28/20, Cost:
$1,208 (1)(5)	112,411	1,432
Prosperity Bancshares	763,600	39,577
Sandy Spring Bancorp	707,230	16,323
South State	1,157,454	55,731

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Southern First Bancshares (1)	350,596	8,467
SVB Financial Group (1)	84,700	20,380
Texas Capital Bancshares (1)	874,000	27,208
Towne Bank	2,429,075	39,837
Webster Financial	1,253,073	33,094
Western Alliance Bancorp	2,033,954	64,314
Wintrust Financial	404,525	16,201
		1,166,806
Capital Markets 2.6%
Assetmark Financial Holdings (1)	239,184	5,200
Conyers Park II Acquisition (1)	1,264,690	13,469
Hamilton Lane, Class A	86,124	5,563
Hercules Capital (2)	1,483,800	17,168
Houlihan Lokey	931,127	54,983
Main Street Capital (2)	557,800	16,494
Open Lending, Class A (1)	987,805	25,189
OTC Markets Group, Class A	465,285	13,842
Safeguard Scientifics	811,288	4,446
StepStone Group, Acquisition Date: 8/19/19, Cost: $8,775
(1)(5)	977,832	24,719
StepStone Group, Class A (1)	402,643	10,714
Virtus Investment Partners	289,242	40,103
		231,890
Consumer Finance 1.0%
Green Dot, Class A (1)	1,270,900	64,320
Nerdwallet, Class A, Acquisition Date: 3/18/20, Cost: $10,575
(1)(4)(5)	1,510,726	10,575
PRA Group (1)	399,464	15,959
		90,854
Diversified Financial Services 0.3%
Cannae Holdings (1)	740,111	27,577
		27,577
Insurance 2.3%
Axis Capital Holdings	256,647	11,303
BRP Group, Class A (1)	1,186,175	29,548
Employers Holdings	500,600	15,143

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
James River Group Holdings	352,433	15,694
Lemonade (1)(2)	130,753	6,501
Palomar Holdings (1)	400,686	41,768
ProAssurance	1,559,800	24,395
Safety Insurance Group	348,100	24,050
Selectquote, Acquisition Date: 5/6/20 - 6/15/20, Cost: $7,844
(1)(5)	435,778	8,383
State Auto Financial	1,457,752	20,059
		196,844
Mortgage Real Estate Investment Trusts 2.0%
Blackstone Mortgage Trust, Class A, REIT	564,357	12,399
Capstead Mortgage, REIT (3)	5,117,577	28,761
Hannon Armstrong Sustainable Infrastructure Capital, REIT	2,217,200	93,721
PennyMac Mortgage Investment Trust, REIT	2,701,635	43,415
		178,296
Thrifts & Mortgage Finance 4.4%
Columbia Financial (1)	1,108,600	12,305
FS Bancorp (3)	228,890	9,384
Kearny Financial (3)	4,468,053	32,215
Meridian Bancorp	2,421,718	25,065
PCSB Financial (3)	1,016,737	12,272
PDL Community Bancorp (1)(3)	1,035,804	9,136
PennyMac Financial Services	2,492,560	144,868
Provident Bancorp (3)	1,239,207	9,653
Radian Group	3,631,458	53,056
Sterling Bancorp	945,577	2,846
Walker & Dunlop	279,196	14,797
WSFS Financial	2,287,688	61,699
		387,296
Total Financials		2,279,563
HEALTH CARE 7.8%

Biotechnology 1.3%
Acceleron Pharma (1)	119,359	13,431
Blueprint Medicines (1)	117,882	10,928
CareDx (1)	163,368	6,198

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Insmed (1)	126,900	4,079
Kodiak Sciences (1)	52,497	3,108
Momenta Pharmaceuticals (1)	886,948	46,547
Progenic Pharmaceuticals, CVR (1)(2)	1,146,000	—
Radius Health (1)	412,390	4,677
Ultragenyx Pharmaceutical (1)	186,299	15,312
Xencor (1)	398,385	15,453
		119,733
Health Care Equipment & Supplies 3.3%
Atrion	89,523	56,041
Avanos Medical (1)	830,231	27,580
Envista Holdings (1)	1,662,389	41,028
JAND, Class A, Acquisition Date: 3/9/18, Cost: $4,644 (1)(4)(5)	295,474	7,248
Lantheus Holdings (1)	745,839	9,450
Mesa Laboratories	119,115	30,346
Outset Medical (1)	77,643	3,882
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $9,910
(1)(4)(5)	2,631,808	4,986
Quidel (1)	409,929	89,930
Utah Medical Products (3)	188,019	15,017
West Pharmaceutical Services	20,400	5,608
		291,116
Health Care Providers & Services 2.7%
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost:
$8,625 (1)(4)(5)	711,698	8,625
Covetrus (1)	1,505,062	36,723
Ensign Group	872,306	49,774
Molina Healthcare (1)	75,154	13,756
Option Care Health (1)	2,172,901	29,052
Pennant Group (1)	1,020,716	39,359
Select Medical Holdings (1)	2,797,534	58,244
		235,533
Health Care Technology 0.3%
Accolade (1)	103,054	4,006
Phreesia (1)	685,699	22,031
		26,037

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Life Sciences Tools & Services 0.1%
Berkeley Lights (1)(2)	102,326	7,814
		7,814
Pharmaceuticals 0.1%
Cara Therapeutics (1)	450,734	5,736
		5,736
Total Health Care		685,969
INDUSTRIALS & BUSINESS SERVICES 15.9%

Aerospace & Defense 1.3%
Cubic	1,036,733	60,307
Parsons (1)	860,360	28,856
Triumph Group (3)	4,566,000	29,725
		118,888
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 12/13/18, Cost:
$9,877 (1)(4)(5)(6)	43,898	11,852
		11,852
Building Products 1.8%
CSW Industrials	481,000	37,157
Insteel Industries	894,285	16,723
JELD-WEN Holding (1)	1,677,500	37,912
UFP Industries	1,224,100	69,174
		160,966
Commercial Services & Supplies 2.3%
Brady, Class A	611,600	24,476
McGrath RentCorp	684,802	40,807
MSA Safety	308,600	41,405
Stericycle (1)	1,044,000	65,835
Tetra Tech	166,600	15,910
UniFirst	76,500	14,487
		202,920
Construction & Engineering 0.9%
Aegion (1)(3)	3,589,052	50,713

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Valmont Industries	213,900	26,562
		77,275
Electrical Equipment 0.5%
Thermon Group Holdings (1)(3)	1,720,823	19,325
Vertiv Holdings (1)	1,327,251	24,289
		43,614
Industrial Conglomerates 0.1%
Raven Industries	276,648	5,954
		5,954
Machinery 4.1%
Alamo Group	214,900	23,216
Blue Bird (1)	1,236,600	15,037
CIRCOR International (1)	797,585	21,814
Enerpac Tool Group	1,964,500	36,952
ESCO Technologies	628,800	50,656
Flowserve	776,135	21,181
Helios Technologies	914,134	33,274
Hillenbrand	684,300	19,407
John Bean Technologies (2)	166,100	15,263
RBC Bearings (1)	134,182	16,264
Rexnord	1,821,000	54,339
SPX (1)	809,700	37,554
Timken	306,300	16,607
		361,564
Marine 0.5%
Kirby (1)	236,100	8,540
Matson	903,800	36,233
		44,773
Professional Services 2.0%
Clarivate (1)	1,929,437	59,793
FTI Consulting (1)	696,900	73,851
Korn Ferry	727,800	21,106
Upwork (1)	1,001,146	17,460
		172,210

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Road & Rail 1.2%
Landstar System	456,000	57,223
Ryder System	852,200	35,997
U. S. Xpress Enterprises, Class A (1)	1,510,595	12,478
		105,698
Trading Companies & Distributors 1.1%
Beacon Roofing Supply (1)	1,841,200	57,206
Rush Enterprises, Class A	401,700	20,302
Univar Solutions (1)	954,800	16,117
		93,625
Total Industrials & Business Services		1,399,339
INFORMATION TECHNOLOGY 7.8%

Communications Equipment 0.7%
Harmonic (1)(3)	10,412,090	58,099
		58,099
Electronic Equipment, Instruments & Components 2.2%
Belden (3)	2,657,500	82,701
Knowles (1)	2,609,200	38,877
Littelfuse	431,600	76,540
		198,118
IT Services 1.0%
Afterpay (AUD) (1)	332,724	19,612
I3 Verticals, Class A (1)(3)	1,128,054	28,483
Megaport (AUD) (1)	3,647,635	42,308
		90,403
Semiconductors & Semiconductor Equipment 2.3%
Cabot Microelectronics	219,512	31,349
Entegris	951,500	70,735
Lattice Semiconductor (1)	1,263,469	36,590
MaxLinear (1)	1,224,000	28,446
Onto Innovation (1)	434,671	12,944
Semtech (1)	342,696	18,149
		198,213

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Software 1.6%
Apiture, Acquisition Date: 7/1/20, Cost: $7,412 (1)(4)(5)	467,672	7,412
Ceridian HCM Holding (1)	689,757	57,008
Checkr, Acquisition Date: 6/29/18, Cost: $866 (1)(4)(5)	70,474	1,726
Cloudflare, Class A (1)	387,226	15,900
Descartes Systems Group (1)	241,000	13,732
nCino (1)(2)	45,545	3,629
nCino, Acquisition Date: 9/16/19, Cost: $8,644 (1)(5)	397,429	30,084
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost: $1,094
(1)(4)(5)	40,202	2,613
Workiva (1)	136,100	7,589
Zenpayroll, Acquisition Date: 8/18/20, Cost: $493 (1)(4)(5)	36,503	486
		140,179
Total Information Technology		685,012
MATERIALS 5.6%

Chemicals 2.1%
AgroFresh Solutions (1)(3)	6,090,695	14,800
American Vanguard	1,305,600	17,156
Element Solutions (1)	1,359,100	14,284
Hawkins	426,400	19,657
Huntsman	492,300	10,934
Minerals Technologies	819,900	41,897
Orion Engineered Carbons	1,602,091	20,042
Quaker Chemical (2)	224,900	40,417
		179,187
Containers & Packaging 0.2%
Myers Industries	1,451,483	19,203
		19,203
Metals & Mining 2.0%
Alcoa (1)	2,575,200	29,950
Carpenter Technology	1,839,800	33,411
Constellium (1)	5,006,400	39,300
ERO Copper (CAD) (1)	2,790,366	40,675
Reliance Steel & Aluminum	302,000	30,816
		174,152

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Paper & Forest Products 1.3%
Clearwater Paper (1)(3)	1,015,479	38,527
Stella-Jones (CAD)	876,580	29,690
West Fraser Timber (CAD)	1,060,300	49,259
		117,476
Total Materials		490,018
REAL ESTATE 8.5%

Equity Real Estate Investment Trusts 7.1%
Acadia Realty Trust, REIT	383,200	4,024
American Assets Trust, REIT	719,771	17,339
American Campus Communities, REIT	815,117	28,464
Cedar Realty Trust, REIT (3)	10,719,201	8,683
CubeSmart, REIT	769,700	24,869
Douglas Emmett, REIT	172,200	4,322
EastGroup Properties, REIT	414,400	53,594
Essential Properties Realty Trust, REIT	611,345	11,200
First Industrial Realty Trust, REIT	636,422	25,330
Healthcare Realty Trust, REIT	1,756,592	52,908
IQHQ, REIT (1)(4)	1,105,380	18,360
JBG SMITH Properties, REIT	1,988,842	53,182
Kilroy Realty, REIT	87,200	4,531
Pebblebrook Hotel Trust, REIT	2,117,800	26,536
PotlatchDeltic, REIT	1,162,546	48,943
PS Business Parks, REIT	310,000	37,941
Safehold, REIT	398,200	24,728
Saul Centers, REIT (3)	1,209,506	32,149
Sunstone Hotel Investors, REIT	4,663,910	37,031
Terreno Realty, REIT	1,681,800	92,095
Washington Real Estate Investment Trust, REIT	1,075,300	21,646
		627,875
Real Estate Management & Development 1.4%
FirstService	473,600	62,463
FRP Holdings (1)	161,100	6,713

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

St Joe(1)	2,410,738	49,734
		118,910
Total Real Estate		746,785
UTILITIES 4.8%

Electric Utilities 1.5%
MGE Energy	562,037	35,217
PNM Resources	2,383,900	98,527
		133,744
Gas Utilities 2.2%
Chesapeake Utilities	762,780	64,302
ONE Gas	1,138,000	78,534
RGC Resources	378,869	8,885
Southwest Gas Holdings	710,100	44,807
		196,528
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners	620,900	37,229
		37,229
Water Utilities 0.7%
California Water Service Group	580,300	25,214
Middlesex Water	305,637	18,995
SJW Group	264,606	16,104
		60,313
Total Utilities		427,814
Total Common Stocks (Cost $6,717,321)		8,501,505

CONVERTIBLE PREFERRED STOCKS 2.6%
CONSUMER DISCRETIONARY 0.7%

Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost: $13,028
(1)(4)(5)	574,954	13,029
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost: $10,075 (1)(4)(5)	1,119,428	18,571
Sweetgreen, Series I, Acquisition Date: 9/13/19, Cost: $3,142
(1)(4)(5)	183,785	3,049
		34,649

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Internet & Direct Marketing Retail 0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost: $5,471
(1)(4)(5)	406,249	2,600
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $10,300
(1)(4)(5)	29,130	11,321
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $332
(1)(4)(5)	795	332
		14,253
Textiles, Apparel & Luxury Goods 0.2%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $2,023
(1)(4)(5)	184,315	2,131
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $355
(1)(4)(5)	32,380	375
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $3,394
(1)(4)(5)	309,470	3,578
Allbirds, Series E, Acquisition Date: 9/22/20, Cost: $7,403
(1)(4)(5)	640,264	7,403
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $1,086
(1)(4)(5)	99,030	1,145
		14,632
Total Consumer Discretionary		63,534
CONSUMER STAPLES 0.4%

Food Products 0.4%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $15,529 (1)(4)(5)	841,026	27,802
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost: $3,362 (1)(4)(5)	144,247	4,768
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost: $881 (1)(4)(5)	26,661	881
Total Consumer Staples		33,451
FINANCIALS 0.1%

Diversified Financial Services 0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20, Cost:
$11,157 (1)(4)(5)	445,224	11,157
Total Financials		11,157

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

HEALTH CARE 0.2%

Health Care Equipment & Supplies 0.2%
JAND, Series E, Acquisition Date: 3/9/18, Cost: $5,729 (1)(4)(5)	364,498	8,941
JAND, Series F, Acquisition Date: 4/3/20, Cost: $4,986 (1)(4)(5)	255,789	6,275
Total Health Care		15,216
INDUSTRIALS & BUSINESS SERVICES 0.2%

Machinery 0.1%
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost: $803
(1)(4)(5)	83,914	809
Xometry, Series B, Acquisition Date: 7/20/20, Cost: $276
(1)(4)(5)	28,804	278
Xometry, Series C, Acquisition Date: 7/20/20, Cost: $291
(1)(4)(5)	29,934	288
Xometry, Series D, Acquisition Date: 7/20/20, Cost: $228
(1)(4)(5)	23,230	224
Xometry, Series E, Acquisition Date: 7/20/20, Cost: $2,289
(1)(4)(5)	168,013	2,289
Xometry, Series Seed-1, Acquisition Date: 9/4/20, Cost: $1,266
(1)(4)(5)	158,292	1,266
Xometry, Series Seed-2, Acquisition Date: 9/4/20, Cost: $557
(1)(4)(5)	69,641	557
		5,711
Road & Rail 0.1%
Convoy, Series D, Acquisition Date: 10/30/19, Cost: $19,800
(1)(4)(5)	1,462,353	14,652
		14,652
Total Industrials & Business Services		20,363
INFORMATION TECHNOLOGY 1.0%

Software 1.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $4,046
(1)(4)(5)	296,360	7,258
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost: $13,431
(1)(4)(5)	1,214,930	7,894
Toast, Series B, Acquisition Date: 9/14/18, Cost: $171 (1)(4)(5)	9,907	644
Toast, Series D, Acquisition Date: 6/27/18, Cost: $12,505
(1)(4)(5)	722,552	46,966

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Zenpayroll, Series B, Acquisition Date: 8/18/20, Cost: $1,746
(1)(4)(5)	129,187	1,720
Zenpayroll, Series B-2, Acquisition Date: 8/18/20, Cost: $3,259
(1)(4)(5)	241,168	3,210
ZenPayroll, Series C, Acquisition Date: 7/16/18, Cost: $5,412
(1)(4)(5)	711,894	9,477
ZenPayroll, Series D, Acquisition Date: 7/16/19, Cost: $7,227
(1)(4)(5)	542,859	7,227
Total Information Technology		84,396
Total Convertible Preferred Stocks (Cost $171,560)		228,117

SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS 1.1%
T. Rowe Price Government Reserve Fund, 0.09% (3)(7)	100,682,604	100,682
		100,682

Total Short-Term Investments (Cost $100,682)		100,682

SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-term Fund, 0.13% (3)(7)	1,336,192	13,362
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		13,362
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-term Fund, 0.13% (3)(7)	2,193,809	21,938
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		21,938
Total Securities Lending Collateral (Cost $35,300)		35,300

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

$ Value
(Cost and value in $000s)

Total Investments in Securities 100.6%
(Cost $7,024,863)	$8,865,604

Other Assets Less Liabilities (0.6)%	(50,540)

Net Assets 100.0%	$8,815,064

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Affiliated Companies
(4)	Level 3 in fair value hierarchy.
(5)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $418,965 and represents 4.8% of net assets.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(7)	Seven-day yield
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Aegion	$1,488	$(26,762)	$—
AgroFresh Solutions	(821)	(90)	—
American Business Bank	43	(3,956)	—
Atrion	4,606	(16,333)	441
Belden	2,750	(64,220)	395
Boston Omaha, Class A	9	16	—
Burke & Herbert Bank & Trust	341	(5,986)	575
Capstead Mortgage	(509)	(9,978)	3,816
Cedar Realty Trust	(6,629)	(22,429)	2,438
CIRCOR International	(13,040)	(14,400)	—
Clearwater Paper	575	12,394	—
Culp	40	(1,772)	186
Energy Reservoir Holdings,
Class A-1	—	(5,428)	—
Express	(15,415)	1,936	—
FS Bancorp	282	(5,475)	144
HarborOne Bancorp	400	(9,906)	110
Harmonic	1,888	(25,398)	—
Horizon Global	245	7,522	—
Howard Bancorp	(385)	(7,937)	—
I3 Verticals, Class A	1,054	(3,187)	—
John Marshall Bancorp	88	(5,799)	—
Kearny Financial	273	(27,556)	1,028
Kimbell Royalty Partners	(1,654)	(15,338)	—
Live Oak Bancshares	460	12,839	192
Lumber Liquidators Holdings	(1,176)	17,336	—
Myers Industries	2,045	(7,297)	596
National Bank Holdings, Class A	1,137	(17,195)	1,072
Oil-Dri	2,991	(3,482)	326
PCSB Financial	84	(7,988)	118
PDL Community Bancorp	44	(6,012)	—
Preferred Bank	1,699	(26,925)	815

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Provident Bancorp	(12)	(5,634)	75
Ranger Energy Services	(164)	(3,829)	—
REX American Resources	370	(6,498)	—
Saga Communications, Class A	213	(4,633)	136
Saul Centers	931	(24,666)	2,847
Sportsman's Warehouse
Holdings	870	24,765	—
Strattec Security	45	(855)	53
Thermon Group Holdings	234	(20,933)	—
Triumph Group	734	(93,200)	180
Utah Medical Products	419	(6,257)	164
Winmark	1,172	(7,657)	138
T. Rowe Price Government
Reserve Fund	—	—	593
T. Rowe Price Short-Term Fund	—	—	—++
Affiliates not held at period end	(20,599)	6,059	—
Totals	$(32,874) #	$(432,143)	$16,438+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
Aegion	$67,851	10,751	1,127	$ 50,713
AgroFresh Solutions	16,687	—	1,797	14,800
American Business Bank	*	2,905	346	8,273
Atrion	72,462	—	88	*
Belden	146,850	4,647	4,576	82,701
Boston Omaha, Class A	—	21,802	172	21,646
Burke & Herbert Bank &
Trust	22,156	—	542	*
Capstead Mortgage	42,191	2,284	5,736	28,761
Cedar Realty Trust	33,021	—	1,909	8,683
CIRCOR International	56,251	201	20,238	*
Clearwater Paper	*	14,729	137	38,527
CSS Industries	3,418	—	8,226	—
Culp	9,811	—	4,825	*
Energy Reservoir Holdings,
Class A-1	20,875	—	—	15,447
EverQuote, Class A	24,061	—	18,781	—
Express	*	1,164	17,472	*
FS Bancorp	14,926	190	257	9,384
HarborOne Bancorp	35,264	4,925	1,021	29,262
Harmonic	84,961	774	2,238	58,099
Horizon Global	12,491	—	305	19,708
Howard Bancorp	17,539	3,501	1,483	11,620
I3 Verticals, Class A	32,523	1,324	2,177	28,483
John Marshall Bancorp	14,688	2,223	492	10,620
Kearny Financial	*	5,716	1,746	32,215
Kelt Exploration	*	3,345	33,436	—
Kimbell Royalty Partners	20,679	10,739	5,154	*
Live Oak Bancshares	41,959	—	1,256	53,542
Lumber Liquidators
Holdings	*	23,153	3,346	48,014
Myers Industries	34,083	—	7,583	*
National Bank Holdings,
Class A	64,983	—	1,408	46,380
Oil-Dri	19,756	—	3,840	12,434
PCSB Financial	20,165	753	658	12,272

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
PDL Community Bancorp	15,314	356	522	9,136
Preferred Bank	55,767	—	295	28,547
Provident Bancorp	*	7,461	400	9,653
Ranger Energy Services	6,971	—	437	2,705
REX American Resources	31,276	—	804	23,974
Rosetta Stone	26,218	—	22,521	—
Saga Communications,
Class A	13,690	—	873	8,184
Saul Centers	*	14,953	1,180	32,149
Sportsman's Warehouse
Holdings	34,041	—	1,014	57,792
Strattec Security	5,219	3,547	215	7,696
TETRA Technologies	13,236	—	21,674	—
Thermon Group Holdings	*	7,483	973	19,325
Triumph Group	114,488	3,649	(4,788)	29,725
Utah Medical Products	23,072	—	1,798	15,017
Velocity Financial	*	11,664	11,664	—
Winmark	51,389	909	1,691	42,950
T. Rowe Price Government
Reserve Fund	156,685	¤	¤	100,682
T. Rowe Price Short-Term
Fund	—	¤	¤	35,300
Total				$1,064,419^
#			Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+			Investment income comprised $16,438 of dividend income and $0 of interest income.
¤			Purchase and sale information not shown for cash management funds.
^			The cost basis of investments in affiliated companies was $1,218,057.
*			On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SMALL-CAP VALUE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE SMALL-CAP VALUE FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,069,636	$ 287,279	$ 144,590	$ 8,501,505
Convertible Preferred Stocks	—	—	228,117	228,117
Short-Term Investments	100,682	—	—	100,682
Securities Lending Collateral	35,300	—	—	35,300
Total	$8,205,618	$ 287,279	$ 372,707	$ 8,865,604

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $9,888,000 for the period ended September 30,
2020. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)
	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total		Out of	Balance
	1/1/20	Period	Purchases	Total Sales	Level 3	9/30/20
Investment in Securities
Common Stocks	$134,681	$(17,412)	$57,351	$(11,728)	$(18,302)	$144,590
Convertible
Preferred Stocks	157,780	25,869	48,171	(3,703)	–	228,117

Total	$292,461	$8,457	$105,522	$(15,431)	$(18,302)	$372,707

T. ROWE PRICE SMALL-CAP VALUE FUND

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Value	Valuation	Significant	Value or Range	Weighted	Impact to
Securities	(000s)	Technique(s) +	Unobservable Input(s)	of Input(s)	Average of	Valuation
					Input(s) *	from an
						Increase in
						Input**
Common Stocks	$144,590	Recent	Discount Factor	-#	-#	-#
		comparable
		transaction
		price(s)
			Market performance	14% - 26%	16%	Decrease
			adjustment

		Expected	Discount Rate for Cost of	20% - 23%	23%	Decrease
		present value	Equity
			Timing of events	0.24 – 4.69yrs	2.49yrs	Decrease
			Discount for lack of	0% - 75%	27%	Decrease
collectability

		Market	Enterprise Value to Sales	7.2x	7.2x	Increase
		comparable	Multiple
			Discount for lack of	10%	10%	Decrease
marketability
			Enterprise Value to Gross	5.9x - 18.4x	9.4x	Increase
Profit Multiple
			Enterprise Value to	6.6x - 7.9x	7.5x	Increase
EBITDA Multiple
			Projected Enterprise	10.4x	10.4x	Increase
Value to EBITDA Multiple
			Market performance	14% - 26%	16%	Decrease
adjustment

		Options pricing	Discount for lack of	10%	10%	Decrease
		model	marketability
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Market performance	26%	26%	Decrease
adjustment

Convertible	$228,117	Recent	Discount Factor	-#	-#	-#
Preferred Stocks		comparable
		transaction
		price(s)
			Market performance	26%	26%	Decrease
adjustment

		Market	Sales Growth Rate	10% - 91%	68%	Increase
		Comparable
			Enterprise Value to Sales	1.4x - 5.7x	4.7x	Increase
Multiple
			Discount for lack of	10%	10%	Decrease
marketability
			Enterprise Value to Gross	3.1x - 15.2x	9.5x	Increase
Profit Multiple
			Gross Profit Growth Rate	11% - 24%	21%	Increase
			Market performance	26%	26%	Decrease
adjustment

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
*Unobservable inputs were weighted by the relative fair value of the instruments.
**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.